Loans and borrowings - Additional Information (Details) kr in Millions, $ in Millions					12 Months Ended					84 Months Ended
	Nov. 10, 2025 EUR (€)	May 07, 2024 EUR (€)	Feb. 02, 2024 EUR (€)	Sep. 22, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 10, 2032 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	May 07, 2024 USD ($)	Sep. 22, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities					€ 89,300,000		€ 94,100,000
Deferred transaction costs written off										€ 25,100,000
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group					5.00%	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total					80.00%	80.00%
Guarantee amount					€ 59,200,000		55,800,000					kr 640			kr 640
Financing costs incurred in amendment of terms of debt					(75,900,000)		0		€ 0
Discount on issuance of debt	€ 3,500,000
Borrowing costs capitalised		€ 1,800,000		€ 2,400,000						€ 1,200,000
refinancing expense [Abstract]					20,100,000
Net gain on refinancing		€ 10,300,000	€ 4,100,000		0		14,400,000		16,700,000
Financing income on amendment of terms of debt									€ 17,200,000
Net loss on refinancing	75,900,000
Unrealized gains on modification	€ 23,800,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount					27,700,000		26,200,000					kr 300			kr 300
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount					527,900,000		662,600,000				$ 620.0		$ 679.1	$ 686.1		$ 693.0	$ 700.0
Interest rate	2.50%								3.00%				2.50%			2.50%	3.75%
Repayments of non-current borrowings					5,300,000	$ 6.2	€ 6,700,000	$ 6.9
Repayments Of Non-current Borrowings - percentage of original issued notional							1.00%							1.00%	1.00%
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000						€ 553,200,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility					€ 2,900,000		1,800,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate					2.50%						2.50%	2.50%
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130,000,000.0				€ 880,000,000.0		€ 130,000,000.0
Senior Eur Debt
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%				2.50%		2.75%				2.50%	2.50%	2.50%	2.75%	2.75%
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%